Document And Entity Information	6 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0001999297
Document Type	6-K/A
Document Fiscal Year Focus	2025
Entity File Number	001-42114
Entity Registrant Name	Big Tree Cloud Holdings Limited
Amendment Description	This Amendment No. 1 to the Original Report (this “Amendment”) is being furnished solely to provide an updated version of the financial statements previously included in the Original Report. The updated unaudited interim financial statements and related notes are filed as Exhibit 99.1 to this Amendment.
Amendment Flag	true
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--06-30